OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Summary of Other Current Liabilities

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Employees	$60,171	$23,107	$51,867
Government institution	15,183	11,748	18,231
Expenses payable*	198,916	30,093	68,266
Chief scientist	71,719	—	9,872

	$345,989	$64,948	$148,236

*	Including management fee of US$68,000 to MEDX as of September 30, 2016.

	As of December 31,
	2015	2014
Employees	$51,867	$56,946
Government institution	18,231	17,754
Expenses payable	68,455	3,708
Chief scientist	9,872	—
Other	(189)	3,049

	$148,236	$81,457